Subsidiary Stock Transactions (Narrative) (Details) (JPY ¥) In Millions, except Share data, unless otherwise specified	1 Months Ended	6 Months Ended	12 Months Ended
	Jan. 31, 2009	Dec. 31, 2008	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009	Mar. 31, 2008
Treasury stock, shares, acquired	6,386,800	341,307
Acquisition of treasury stocks	¥ 30,233	¥ 169,767	¥ 417	¥ 491	¥ 201,440
NTT's share ownership percentage of NTT Docomo			66.70%	66.40%	66.20%	64.80%
Goodwill, period increase (decrease)					26,701
Decrease (Increase) in additional paid-in capital			(1,964)	2,061
NTT DOCOMO [Member]
Treasury stock, shares, acquired			138,141	154,065	868,116
Acquisition of treasury stocks			¥ 20,000	¥ 20,000	¥ 136,845